Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		99 Months Ended	108 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,764)	$ (6,022)	$ (155,507)	$ (1,450,346)	$ (1,620,353)	$ (1,633,117)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation			146,718	1,415,500	1,562,318	1,562,318
Changes in operating assets and liabilities:
Accounts receivable	(3,000)					(3,000)
Prepaid expenses	6,668		(6,668)		(6,668)
Accrued expenses	(75)	(1,000)	(925)	(13,125)	350	275
NET CASH USED IN OPERATING ACTIVITIES	(9,171)	(7,022)	(16,382)	(47,971)	(64,353)	(73,524)
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts received from related party			3,000		3,000	3,000
Payment of accrued expenses by stockholder				12,650	12,650	12,650
Proceeds from sale of common stock				61,500	61,500	61,500
NET CASH PROVIDED BY FINANCING ACTIVITIES			3,000	74,150	77,150	77,150
NET CHANGE IN CASH	(9,171)	(7,022)	(13,382)	26,179	12,797	3,626
Cash at beginning of period	12,797	26,179	26,179
Cash at end of period	3,626	19,157	12,797	26,179	12,797	3,626
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income tax paid